SUBSEQUENT EVENTS (Detail Textuals) - USD ($)	Apr. 04, 2016	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Convertible promissory note issued to an unrelated party		$ 40,000
Investment by unrelated party	$ 5,000,000
Common stock, par value (in dollars per share)	$ 0.001